T. ROWE PRICE NEW AMERICA GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.8%
COMMUNICATION SERVICES 15.6%
Entertainment 2.9%
Live Nation Entertainment (1)	642,600	34,623
Netflix (1)	193,954	96,983
Sea, ADR (1)	467,377	71,995
		203,601
Interactive Media & Services 10.4%
Alphabet, Class C (1)	251,060	368,958
Facebook, Class A (1)	845,541	221,447
Snap, Class A (1)	4,743,073	123,842
		714,247
Media 1.1%
Charter Communications, Class A (1)	123,304	76,984
		76,984
Wireless Telecommunication Services 1.2%
T-Mobile US (1)	713,217	81,563
		81,563
Total Communication Services		1,076,395
CONSUMER DISCRETIONARY 17.4%
Diversified Consumer Services 0.3%
Bright Horizons Family Solutions (1)	131,695	20,023
		20,023
Hotels, Restaurants & Leisure 2.7%
McDonald's	283,940	62,322
Planet Fitness, Class A (1)	944,774	58,217
Yum! Brands	762,896	69,652
		190,191
Household Durables 0.8%
Gree Electric Appliances of Zhuhai, A Shares (CNH)	7,364,615	58,009
		58,009
Internet & Direct Marketing Retail 10.8%
Alibaba Group Holding, ADR (1)	387,200	113,829

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Amazon.com (1)	199,553	628,338
		742,167
Specialty Retail 2.8%
Carvana (1)	192,966	43,043
O'Reilly Automotive (1)	79,500	36,656
Ross Stores	914,398	85,332
Ulta Beauty (1)	124,205	27,819
		192,850
Total Consumer Discretionary		1,203,240
CONSUMER STAPLES 1.2%

Food Products 0.5%
Barry Callebaut (CHF)	15,785	35,159
		35,159
Household Products 0.7%
Clorox	231,200	48,591
		48,591
Total Consumer Staples		83,750
FINANCIALS 2.5%

Capital Markets 2.5%
Cboe Global Markets	469,104	41,159
CME Group	421,100	70,455
Goldman Sachs Group	239,400	48,112
XP, Class A (1)	301,174	12,556
Total Financials		172,282
HEALTH CARE 15.0%

Biotechnology 3.9%
AbbVie	1,538,833	134,787
Alexion Pharmaceuticals (1)	291,635	33,372
Argenx, ADR (1)	161,821	42,481
Ultragenyx Pharmaceutical (1)	241,769	19,871
Vertex Pharmaceuticals (1)	145,451	39,580
		270,091

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 2.4%
Becton Dickinson & Company	216,546	50,386
Cooper	145,673	49,109
Intuitive Surgical (1)	82,158	58,294
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144
(1)(2)(3)	2,428,492	4,601
		162,390
Health Care Providers & Services 6.8%
HCA Healthcare	933,722	116,416
Humana	221,101	91,511
Molina Healthcare (1)	263,400	48,213
UnitedHealth Group	688,353	214,608
		470,748
Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific	84,500	37,308
		37,308
Pharmaceuticals 1.4%
Eli Lilly	520,200	77,000
MyoKardia (1)	25,600	3,490
Royalty Pharma, Class A	372,636	15,677
		96,167
Total Health Care		1,036,704
INDUSTRIALS & BUSINESS SERVICES 5.3%

Airlines 0.4%
United Airlines Holdings (1)	839,000	29,155
		29,155
Industrial Conglomerates 0.5%
Roper Technologies	80,200	31,688
		31,688
Machinery 1.8%
Caterpillar	144,200	21,507
Fortive	363,400	27,695
Middleby (1)	863,900	77,501
		126,703

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Professional Services 2.6%
Clarivate (1)	1,831,270	56,751
CoStar Group (1)	30,531	25,906
Equifax	368,654	57,842
FTI Consulting (1)	371,324	39,349
		179,848
Total Industrials & Business Services		367,394
INFORMATION TECHNOLOGY 37.0%

Electronic Equipment, Instruments & Components 0.9%
Hexagon, B Shares (SEK) (1)	362,321	27,367
Littelfuse	184,645	32,745
		60,112
IT Services 12.1%
Adyen (EUR) (1)	24,352	44,917
Euronet Worldwide (1)	362,901	33,060
Fidelity National Information Services	619,172	91,148
Global Payments	610,770	108,461
Mastercard, Class A	251,690	85,114
PayPal Holdings (1)	410,400	80,861
StoneCo, Class A (1)	998,976	52,836
Visa, Class A	1,070,603	214,089
Wix.com (1)	500,088	127,447
		837,933
Semiconductors & Semiconductor Equipment 7.1%
Advanced Micro Devices (1)	725,600	59,492
Infineon Technologies (EUR)	3,068,974	86,502
Maxim Integrated Products	1,312,294	88,724
Micron Technology (1)	933,100	43,818
NVIDIA	154,700	83,727
Taiwan Semiconductor Manufacturing, ADR	407,151	33,008
Texas Instruments	659,712	94,200
		489,471
Software 12.0%
Ceridian HCM Holding (1)	434,005	35,871

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

DocuSign (1)	117,361	25,261
Intuit	229,703	74,931
Microsoft	1,949,724	410,086
RealPage (1)	1,063,804	61,318
salesforce.com (1)	199,944	50,250
ServiceNow (1)	164,083	79,580
Snowflake, Class A (1)	3,581	899
Splunk (1)	164,819	31,007
Synopsys (1)	43,826	9,378
Zoom Video Communications, Class A (1)	110,700	52,041
		830,622
Technology Hardware, Storage & Peripherals 4.9%
Apple	2,890,132	334,706
		334,706
Total Information Technology		2,552,844
MATERIALS 0.5%

Chemicals 0.5%
Linde	135,756	32,328
Total Materials		32,328
REAL ESTATE 0.3%

Equity Real Estate Investment Trusts 0.3%
American Campus Communities, REIT	627,800	21,923
Total Real Estate		21,923
UTILITIES 3.0%

Electric Utilities 1.4%
NextEra Energy	346,366	96,137
		96,137
Multi-Utilities 1.6%
Sempra Energy	908,499	107,530
		107,530
Total Utilities		203,667
Total Common Stocks (Cost $4,271,699)		6,750,527

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.1%
COMMUNICATION SERVICES 0.2%

Interactive Media & Services 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,875
(1)(2)(3)	159,769	13,192
Total Communication Services		13,192
CONSUMER DISCRETIONARY 0.5%

Automobiles 0.5%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$13,651 (1)(2)(3)	1,270,636	19,682
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$17,599 (1)(2)(3)	1,136,096	17,598
Total Consumer Discretionary		37,280
INFORMATION TECHNOLOGY 0.4%

Software 0.4%
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $5,997
(1)(2)(3)	457,152	8,500
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $1,007
(1)(2)(3)	76,764	1,427
Uipath, Series E, Acquisition Date: 7/9/20, Cost $225 (1)(2)(3)	12,071	225
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,265
(1)(2)(3)	166,137	14,266
Total Information Technology		24,418
Total Convertible Preferred Stocks (Cost $60,619)		74,890

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
MONEY MARKET FUNDS 1.3%
T. Rowe Price Government Reserve Fund, 0.09% (4)(5)	89,317,521	89,317
Total Short-Term Investments (Cost $89,317)		89,317
Total Investments in Securities 100.2%
(Cost $4,421,635)		$6,914,734
Other Assets Less Liabilities (0.2)%		(16,282)
Net Assets 100.0%		$6,898,452

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $79,491 and represents 1.2% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CHF	Swiss Franc
CNH	Offshore China Renminbi
EUR	Euro
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$373	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$60,841	¤	¤$	89,317	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $373 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $89,317.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW AMERICA GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$6,493,972$	251,954$	4,601$	6,750,527
Convertible Preferred Stocks	—	—	74,890	74,890
Short-Term Investments	89,317	—	—	89,317
Total	$6,583,289$	251,954$	79,491$	6,914,734

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $12,655,000 for the period ended September 30,
2020.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/20	Period	Purchases	9/30/20
Investment in Securities
Common Stocks	$6,217	$(1,616)	$–	$4,601
Convertible
Preferred Stocks	28,530	14,271	32,089	74,890

Total	$34,747	$12,655	$32,089	$79,491